Note 20 - Equipment Financing Obligations	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of leases [text block]
20.
EQUIPMENT FINANCING OBLIGATIONS

The Company has finance leases and equipment financing for various mine and plant equipment. Assets under finance leases and equipment financing are pledged as security against the obligations.

The movement in equipment financing obligations during the years ended
December
31,
2018
and
December
31,
2017,
respectively, are comprised of the following:

	Finance Leases (a)	Equipment Financing (b)	Total
Balance at December 31, 2016	$8,186	$—	$8,186
Net proceeds from equipment financing	—	7,894	7,894
Finance costs	326	233	559
Repayments of principal	(6,083)	(698)	(6,781)
Repayments of finance costs	(320)	(233)	(553)
Balance at December 31, 2017	$2,109	$7,196	$9,305
Finance costs	80	444	524
Repayments of principal	(1,700)	(1,846)	(3,546)
Repayments of finance costs	(80)	(356)	(436)
Balance at December 31, 2018	$409	$5,438	$5,847
Statements of Financial Position Presentation
Current portion of equipment financing obligations	$1,690	$2,464	$4,154
Non-current portion of equipment financing obligations	419	4,732	5,151
Balance at December 31, 2017	$2,109	$7,196	$9,305
Current portion of equipment financing obligations	$352	$2,552	$2,904
Non-current portion of equipment financing obligations	57	2,886	2,943
Balance at December 31, 2018	$409	$5,438	$5,847

(a)	Finance Leases

From time to time, the Company purchases equipment under finance leases, with terms ranging from
24
to
48
months with interest rates ranging from
6.9%
to
7.5%.

As at
December
31,
2018,
the net book value of property, plant and equipment includes
$0.6
million (
December
31,
2017
-
$10.0
 million) of equipment in property, plant and equipment pledged as security under finance leases.

(b)	Equipment Financing

During
2017,
the Company entered into a
$7.9
million credit facility with repayment terms ranging from
12
to
16
equal quarterly installments in principal plus related interest. The facility bears an interest rate of LIBOR plus
4.60%.
Proceeds from the equipment financing were primarily used for the purchase and rehabilitation of property, plant and equipment. The equipment financing is secured by certain equipment of the Company and is subject to various covenants, including the requirement for First Majestic to maintain a leverage ratio based on total debt to rolling four
quarters adjusted EBITDA. As at
December
31,
2018
and
December
31,
2017,
the Company was in compliance with these covenants.

As at
December
31,
2018,
the net book value of property, plant and equipment includes
$4.6
million (
December
31,
2017
-
$6.9
 million) of equipment pledged as security for the equipment financing.